Operating Expense (Tables)	12 Months Ended
Dec. 31, 2024
Operating Expense [Abstract]
Summary of Operating Expenses and Other Operating Income
Financial statement line item detail

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2022/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(35,818)	(1,876)	(17,407)	(10,029)	(5,177)	(1,328)	—
General and administrative expenses	(16,405)	(248)	(71)	(6,772)	(9,168)	(146)	—
Marketing and market access expenses	(992)	(3)	(1)	(565)	(416)	(6)	—
Reorganization and restructuring income (expenses)	11	—	—	—	—	11	—
Other operating income (expenses)	(652)	—	—	—	(667)	—	16
TOTAL	(53,855)	(2,128)	(17,479)	(17,366)	(15,429)	(1,469)	16

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2023/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(46,503)	(1,831)	(23,455)	(12,475)	(7,452)	(1,291)	—
General and administrative expenses	(17,741)	(337)	(205)	(7,486)	(9,396)	(317)	—
Marketing and market access expenses	(876)	(4)	(1)	(556)	(300)	(14)	—
Reorganization and restructuring income (expenses)	505	—	—	—	—	505	—
Other operating income (expenses)	(141)	—	—	—	(222)	—	81
TOTAL	(64,756)	(2,172)	(23,661)	(20,517)	(17,370)	(1,117)	81

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2024/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(47,210)	(1,755)	(20,766)	(13,577)	(9,746)	(1,366)	—
General and administrative expenses	(19,497)	(294)	(139)	(8,145)	(10,565)	(354)	—
Marketing and market access expenses	(634)	(6)	(1)	(571)	(50)	(6)	—
Reorganization and restructuring expenses	—	—	—	—	—	—	—
Other operating income (expenses)	(316)	—	—	—	(360)	(12)	56
TOTAL	(67,658)	(2,056)	(20,906)	(22,293)	(20,723)	(1,737)	56

Summary of Employee Expenses and Number of Employees
Employee expenses and number of employees were as follows:

Employee expenses	Year ended
(in € thousands)	2022/12/31	2023/12/31	2024/12/31
Wages and salaries	(12,188)	(14,524)	(15,613)
Social security costs	(4,765)	(5,296)	(5,949)
Changes in pension provision	(169)	(119)	(121)
Employee profit-sharing	—	—	—
Share-based compensation	(245)	(578)	(610)
TOTAL	(17,366)	(20,517)	(22,293)

Number of employees at year-end	Year ended
	2022/12/31	2023/12/31	2024/12/31
Average number of employees	133	154	170
Number of employees
Research and development	73	78	96
Services related to research and development	18	18	21
Administration and management	55	61	61
Marketing and commercial	2	2	2
TOTAL	148	159	180